LEASE AND OTHER RECEIVABLES, NET - SCHEDULE OF LEASE AND OTHER RECEIVABLES, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lease And Other Receivables Net
Lease receivables, net	$ 1,990,246	$ 2,703,760
Tenant notes receivable - short term, net	509,543	804,749
Others	141,983	49,479
Sub-total	2,641,772	3,557,988
Tenant notes receivable - long term, net	1,748,616	6,002,315
Lease and other receivables, net	$ 4,390,388	$ 9,560,303